Stock-based Compensation - Common stock option activity (Details) - 2017 Stock Incentive Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of Units
Outstanding at beginning of the period	1,064,396
Granted	1,112,717
Exercised	(152,671)
Cancelled	(191,803)
Outstanding at end of the period	1,832,639	1,064,396
Options vested and expected to vest at end of the period	1,832,639
Options exercisable at end of the period	535,416
Weighted Average Exercise Price
Outstanding at beginning of the period	$ 5.32
Granted	8.22
Exercised	4.59
Cancelled	6.27
Outstanding at end of the period	7.04	$ 5.32
Options vested and expected to vest at end of the period	7.04
Options exercisable at end of the period	$ 5.53
Weighted Average Remaining Contractual Term
Outstanding at end of the period	8 years 5 months 23 days	9 years 7 days
Options vested and expected to vest at end of the period	8 years 5 months 23 days
Options exercisable at end of the period	6 years 11 months 23 days
Aggregate Intrinsic Value
Exercised	$ 588
Outstanding at end of the period	40,382
Options vested and expected to vest at the end of the period	40,382
Options exercisable at the end of the period	$ 12,598